Disclosures About Fair Value Of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis
The following fair value hierarchy table presents information about the Company’s assets and liabilities measured at fair value on a recurring basis as of December 31, 2014:

	Quoted Prices in Active Markets For Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of December 31, 2014
Assets
Cash equivalents	$44,375	$—	$—	$44,375
Cross-currency interest rate swap	—	9,517	—	9,517
Total Assets	$44,375	$9,517	$—	$53,892
Liabilities
Cross-currency interest rate swap	$—	$2,952	$—	$2,952
Total equity return swap	—	8,006	—	8,006
Long-term incentive plan	—	806	—	806
Total Liabilities	$—	$11,764	$—	$11,764